ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for credit losses

In millions of dollars	2016	2015	2014
Allowance for loan losses at beginning of period	$12,626	$15,994	$19,648
Gross credit losses	(8,222)	(9,041)	(11,108)
Gross recoveries(1)	1,661	1,739	2,135
Net credit losses (NCLs)	$(6,561)	$(7,302)	$(8,973)
NCLs	$6,561	$7,302	$8,973
Net reserve builds (releases)	340	139	(1,879)
Net specific reserve releases	(152)	(333)	(266)
Total provision for loan losses	$6,749	$7,108	$6,828
Other, net (see table below)	(754)	(3,174)	(1,509)
Allowance for loan losses at end of period	$12,060	$12,626	$15,994
Allowance for credit losses on unfunded lending commitments at beginning of period	$1,402	$1,063	$1,229
Provision (release) for unfunded lending commitments	29	74	(162)
Other, net(2)	(13)	265	(4)
Allowance for credit losses on unfunded lending commitments at end of period(3)	$1,418	$1,402	$1,063
Total allowance for loans, leases, and unfunded lending commitments	$13,478	$14,028	$17,057

(1)	Recoveries have been reduced by certain collection costs that are incurred only if collection efforts are successful.

(2)
2015 includes a reclassification of $271 million of Allowance for loan losses to Allowance for unfunded lending commitments, included in Other, net. This reclassification reflects the re-attribution of $271 million in Allowances for credit losses between the funded and unfunded portions of the corporate credit portfolios and does not reflect a change in the underlying credit performance of these portfolios.

(3)	Represents additional credit loss reserves for unfunded lending commitments and letters of credit recorded in Other liabilities on the Consolidated Balance Sheet.

Other, net details:
In millions of dollars	2016	2015	2014
Sales or transfers of various consumer loan portfolios to held-for-sale
Transfer of real estate loan portfolios	$(106)	$(1,462)	$(411)
Transfer of other loan portfolios	(468)	(948)	(657)
Sales or transfers of various consumer loan portfolios to held-for-sale	$(574)	$(2,410)	$(1,068)
FX translation, consumer	(199)	(474)	(463)
Other	19	(290)	22
Other, net	$(754)	$(3,174)	$(1,509)

Schedule of allowance for credit losses and investment in loans by portfolio segment
Allowance for Credit Losses and Investment in Loans at December 31, 2016

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,791	$9,835	$12,626
Charge-offs	(580)	(7,642)	(8,222)
Recoveries	67	1,594	1,661
Replenishment of net charge-offs	513	6,048	6,561
Net reserve builds (releases)	(85)	425	340
Net specific reserve releases	—	(152)	(152)
Other	(4)	(750)	(754)
Ending balance	$2,702	$9,358	$12,060
Allowance for loan losses
Determined in accordance with ASC 450	$2,310	$7,744	$10,054
Determined in accordance with ASC 310-10-35	392	1,608	2,000
Determined in accordance with ASC 310-30	—	6	6
Total allowance for loan losses	$2,702	$9,358	$12,060
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450	$293,218	$317,048	$610,266
Loans individually evaluated for impairment in accordance with ASC 310-10-35	2,631	7,799	10,430
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	—	187	187
Loans held at fair value	3,457	29	3,486
Total loans, net of unearned income	$299,306	$325,063	$624,369

Allowance for Credit Losses and Investment in Loans at December 31, 2015

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,447	$13,547	$15,994
Charge-offs	(349)	(8,692)	(9,041)
Recoveries	105	1,634	1,739
Replenishment of net charge-offs	244	7,058	7,302
Net reserve builds (releases)	550	(411)	139
Net specific reserve builds (releases)	86	(419)	(333)
Other	(292)	(2,882)	(3,174)
Ending balance	$2,791	$9,835	$12,626
Allowance for loan losses
Determined in accordance with ASC 450	$2,408	$7,776	$10,184
Determined in accordance with ASC 310-10-35	380	2,046	2,426
Determined in accordance with ASC 310-30	3	13	16
Total allowance for loan losses	$2,791	$9,835	$12,626
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450	$285,384	$314,983	$600,367
Loans individually evaluated for impairment in accordance with ASC 310-10-35	1,803	10,192	11,995
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	5	245	250
Loans held at fair value	4,971	34	5,005
Total loans, net of unearned income	$292,163	$325,454	$617,617

Allowance for Credit Losses at December 31, 2014

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,674	$16,974	$19,648
Charge-offs	(454)	(10,654)	(11,108)
Recoveries	160	1,975	2,135
Replenishment of net charge-offs	294	8,679	8,973
Net reserve releases	(145)	(1,734)	(1,879)
Net specific reserve releases	(20)	(246)	(266)
Other	(62)	(1,447)	(1,509)
Ending balance	$2,447	$13,547	$15,994